Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
		As of September 30,
	Useful life	2023	2022
Land use rights	50 years	$246,434	$252,757
Software	3 years	20,687	21,217
Total		267,121	273,974
Less: accumulated amortization		(118,537)	(116,523)
Intangible assets, net		$148,584	$157,451

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows:
Years ending September 30,	Amortization expense

2024	$4,929
2025	4,929
2026	4,929
2027	4,929
2028	4,929
Thereafter	123,939
$148,584